Note 10 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	$ 843,362	$ 703,738
Goodwill	40,006	136,594
Goodwill disposed during the year		(1,150)
Other items	4,679	4,043
Foreign exchange	(1,961)	137
Balance	886,086	843,362
FirstService Residential Segment [Member]
Balance	256,435	227,736
Goodwill	2,219	25,471
Goodwill disposed during the year		(1,150)
Other items	2,562	4,241
Foreign exchange	(1,412)	137
Balance	259,804	256,435
FirstService Brands Segment [Member]
Balance	586,927	476,002
Goodwill	37,787	111,123
Goodwill disposed during the year		0
Other items	2,117	(198)
Foreign exchange	(549)	0
Balance	$ 626,282	$ 586,927